COLT SECURITIZATION DEPOSITOR, LLC abs-15g

Exhibit 99.17

Loan Number	Deal ID	Loan ID	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Compensating Factors	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
XXXX	4350119629		1 of 4	XXXX	XXXX	Compliance	Note - Incomplete	XXXX	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (02/11/2026 4:32PM) Docs uploaded. Rebuttal 2 (02/11/2026 4:32PM) Docs uploaded.	Response 1 (02/11/2026 4:47PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	2
XXXX	4350119629		2 of 4	XXXX	XXXX	Credit	Assets - Other	XXXX	The lender used assets from an account in the name of an entity. No documentation was provided in the loan file to confirm borrower is owner of the entity or has full access to funds used for reserves.	Resolved	Rebuttal 1 (02/06/2026 10:54AM) operating agreement	Response 1 (02/10/2026 2:25PM) Documentation received is sufficient. (Resolved)			3	1	3	2
XXXX	4350119629		3 of 4	XXXX	XXXX	Credit	DSCR - Program Parameters - Other	XXXX	Lender Exception provided to allow a log home on XXXX acres in a rural market area. Determined non-material based on compensating factors (waived).	Waived				comp factors: FICO 765, 10 yr credit history, very experienced investor	2	2	3	2
XXXX	4350119629		4 of 4	XXXX	XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a cda dated XXXX which supports he appraised value.						1	1	3	2